CAPITAL AND OTHER EXPENDITURE COMMITMENTS (Details) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2018 AUD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 USD ($)
Other Commitments [Line Items]
Expenditure commitments			$ 82,603
Operating lease commitments			9,100
Period to calculate base salary upon involuntary termination	1 year	1 year
Period of average salary to calculate base salary upon involuntary termination	3 years	3 years
Bottom of range
Other Commitments [Line Items]
Mineral lease term	3 years	3 years
Top of range
Other Commitments [Line Items]
Mineral lease term	5 years	5 years
Cooper Basin capital commitments
Other Commitments [Line Items]
Capital commitments incurred	$ 7.1	$ 5,000
Capital commitments			2,508
Cooper Basin capital commitments | Top of range
Other Commitments [Line Items]
Capital commitments	$ 10.6		7,500
Drilling rig commitments
Other Commitments [Line Items]
Expenditure commitments			4,106
Number of drilling rigs	1	1
Operating lease commitments
Other Commitments [Line Items]
Operating lease commitments			5,004
Employment commitments
Other Commitments [Line Items]
Expenditure commitments			396
Minimum Revenue Commitment [Member]
Other Commitments [Line Items]
Expenditure commitments			70,589
Not later than one year
Other Commitments [Line Items]
Expenditure commitments			24,817
Not later than one year | Cooper Basin capital commitments
Other Commitments [Line Items]
Capital commitments			2,508
Not later than one year | Drilling rig commitments
Other Commitments [Line Items]
Expenditure commitments			4,106
Not later than one year | Operating lease commitments
Other Commitments [Line Items]
Operating lease commitments			2,018
Not later than one year | Employment commitments
Other Commitments [Line Items]
Expenditure commitments			396
Not later than one year | Minimum Revenue Commitment [Member]
Other Commitments [Line Items]
Expenditure commitments			15,789
1 - 5 years
Other Commitments [Line Items]
Expenditure commitments			56,822
1 - 5 years | Operating lease commitments
Other Commitments [Line Items]
Operating lease commitments			2,022
1 - 5 years | Minimum Revenue Commitment [Member]
Other Commitments [Line Items]
Expenditure commitments			54,800
More than 5 years
Other Commitments [Line Items]
Expenditure commitments			964
More than 5 years | Operating lease commitments
Other Commitments [Line Items]
Operating lease commitments			$ 964